Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
Development
costs
US$
Cost
At January 1, 2024	24,925,472
Additions	1,397,149
Exchange realignment	(603,511)

At December 31, 2024 and January 1, 2025	25,719,110
Additions	769,428
Write off	(22,666,208)
Exchange realignment	840,412

At December 31, 2025	4,662,742

Accumulated amortization and impairment
At January 1, 2024	17,631,389
Amortization provided during the year	3,021,933
Impairment provided during the year	4,541,074
Exchange realignment	(493,269)

At December 31, 2024 and January 1, 2025	24,701,127
Amortization provided during the year	103,513
Write off	(21,472,962)
Exchange realignment	705,205

At December 31, 2025	4,036,883

Net carrying amount
At December 31, 2025	625,859

At December 31, 2024	1,017,983